UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives Market Neutral Value Fund
December 31, 2016

AC Alternatives Market Neutral Value - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 73.9%
Aerospace and Defense — 4.4%
Boeing Co. (The)(1)	46,860	7,295,165
HEICO Corp., Class A(1)	155,643	10,568,160
L3 Technologies, Inc.	45,540	6,927,089
Textron, Inc.	157,534	7,649,851
		32,440,265
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B(1)	65,590	7,519,238
Airlines — 1.0%
Alaska Air Group, Inc.(1)	43,350	3,846,446
Southwest Airlines Co.(1)	72,130	3,594,959
		7,441,405
Auto Components — 1.7%
Delphi Automotive plc	181,910	12,251,638
Automobiles — 0.2%
Toyota Motor Corp. ADR	14,990	1,756,828
Banks — 4.1%
Comerica, Inc.	46,540	3,169,840
First Hawaiian, Inc.(1)	221,999	7,730,005
PNC Financial Services Group, Inc. (The)(1)	74,018	8,657,145
SunTrust Banks, Inc.(1)	110,020	6,034,597
U.S. Bancorp(1)	83,210	4,274,498
		29,866,085
Beverages — 1.7%
Brown-Forman Corp., Class B(1)	232,558	10,446,505
PepsiCo, Inc.	15,769	1,649,911
		12,096,416
Biotechnology — 0.5%
Gilead Sciences, Inc.(1)	48,890	3,501,013
Commercial Services and Supplies — 1.4%
Republic Services, Inc.(1)	81,595	4,654,995
UniFirst Corp.(1)	36,900	5,300,685
		9,955,680
Communications Equipment — 0.7%
Harris Corp.(1)	47,750	4,892,942
Consumer Finance — 1.1%
Discover Financial Services(1)	108,570	7,826,811
Containers and Packaging — 1.9%
Bemis Co., Inc.(1)	113,740	5,439,047
International Paper Co.	67,070	3,558,734
Packaging Corp. of America(1)	55,240	4,685,457
		13,683,238
Electric Utilities — 3.4%
Edison International(1)	124,648	8,973,410
Eversource Energy	43,440	2,399,191

PG&E Corp.(1)	188,026	11,426,340
Xcel Energy, Inc.(1)	55,700	2,266,990
		25,065,931
Electrical Equipment — 3.0%
Eaton Corp. plc(1)	109,940	7,375,875
Emerson Electric Co.(1)	78,880	4,397,560
Hubbell, Inc.(1)	22,385	2,612,329
Rockwell Automation, Inc.(1)	58,609	7,877,050
		22,262,814
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	98,600	6,831,008
Energy Equipment and Services — 1.9%
Frank's International NV	141,237	1,738,628
Schlumberger Ltd.(1)	144,697	12,147,313
		13,885,941
Equity Real Estate Investment Trusts (REITs) — 0.1%
Piedmont Office Realty Trust, Inc., Class A	47,561	994,500
Food and Staples Retailing — 3.4%
CVS Health Corp.(1)	86,930	6,859,646
Wal-Mart Stores, Inc.(1)	264,580	18,287,770
		25,147,416
Food Products — 3.0%
General Mills, Inc.(1)	143,530	8,865,848
Mead Johnson Nutrition Co.(1)	182,230	12,894,595
		21,760,443
Gas Utilities — 1.4%
Atmos Energy Corp.(1)	99,570	7,383,115
Spire, Inc.	45,145	2,914,110
		10,297,225
Health Care Equipment and Supplies — 2.2%
Baxter International, Inc.(1)	61,730	2,737,108
Medtronic plc	98,580	7,021,854
Zimmer Biomet Holdings, Inc.(1)	61,357	6,332,042
		16,091,004
Health Care Providers and Services — 0.8%
Cigna Corp.(1)	18,845	2,513,734
Express Scripts Holding Co.(1)(2)	42,810	2,944,900
		5,458,634
Household Durables — 1.9%
Lennar Corp., Class B(1)	114,114	3,936,933
PulteGroup, Inc.(1)	527,410	9,693,796
		13,630,729
Industrial Conglomerates — 0.9%
Siemens AG	54,670	6,720,140
Insurance — 5.7%
Chubb Ltd.	105,220	13,901,666
EMC Insurance Group, Inc.	64,507	1,935,855
Marsh & McLennan Cos., Inc.(1)	54,152	3,660,134
MetLife, Inc.(1)	239,973	12,932,145
ProAssurance Corp.(1)	93,899	5,277,124

Reinsurance Group of America, Inc.(1)	30,314	3,814,410
		41,521,334
Internet Software and Services — 0.5%
Alphabet, Inc., Class C(1)(2)	4,240	3,272,517
Leisure Products — 0.4%
Mattel, Inc.(1)	105,310	2,901,290
Life Sciences Tools and Services — 0.7%
Waters Corp.(1)(2)	38,512	5,175,628
Machinery — 5.5%
Crane Co.(1)	47,110	3,397,573
Cummins, Inc.(1)	103,890	14,198,646
Dover Corp.(1)	140,320	10,514,178
Parker-Hannifin Corp.(1)	31,490	4,408,600
Stanley Black & Decker, Inc.(1)	69,450	7,965,221
		40,484,218
Media — 0.1%
Discovery Communications, Inc., Class C(2)	36,690	982,558
Multi-Utilities — 0.5%
Ameren Corp.(1)	69,440	3,642,822
Oil, Gas and Consumable Fuels — 9.7%
Anadarko Petroleum Corp.(1)	54,350	3,789,825
Cimarex Energy Co.(1)	19,330	2,626,947
Enterprise Products Partners LP	172,587	4,666,752
EQT Corp.(1)	49,636	3,246,194
EQT Midstream Partners LP	27,870	2,137,072
Noble Midstream Partners LP(2)	19,302	694,872
Occidental Petroleum Corp.(1)	32,030	2,281,497
Phillips 66 Partners LP	30,723	1,494,367
Royal Dutch Shell plc, Class A ADR	662,041	36,001,790
Shell Midstream Partners LP	75,400	2,193,386
TOTAL SA ADR	236,628	12,060,929
		71,193,631
Pharmaceuticals — 1.0%
Pfizer, Inc.(1)	227,718	7,396,281
Semiconductors and Semiconductor Equipment — 1.5%
Applied Materials, Inc.	104,510	3,372,538
Maxim Integrated Products, Inc.(1)	202,590	7,813,896
		11,186,434
Software — 1.0%
Microsoft Corp.	61,046	3,793,398
Oracle Corp.(1)	100,200	3,852,690
		7,646,088
Specialty Retail — 2.8%
AutoZone, Inc.(1)(2)	4,780	3,775,196
Bed Bath & Beyond, Inc.(1)	176,351	7,166,905
L Brands, Inc.	31,150	2,050,916
Lowe's Cos., Inc.(1)	100,090	7,118,401
		20,111,418
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.(1)	25,330	2,933,721
Textiles, Apparel and Luxury Goods — 1.1%
Ralph Lauren Corp.	16,990	1,534,537
Under Armour, Inc., Class C(1)(2)	173,323	4,362,540

VF Corp.	43,220	2,305,787
		8,202,864
Thrifts and Mortgage Finance — 0.4%
Capitol Federal Financial, Inc.(1)	163,623	2,693,235
TOTAL COMMON STOCKS (Cost $487,710,119)		540,721,383
EXCHANGE-TRADED FUNDS — 8.9%
Consumer Discretionary Select Sector SPDR Fund	223,431	18,187,283
iShares Russell 1000 Value ETF	242,129	27,125,712
iShares U.S. Real Estate ETF	253,250	19,485,055
TOTAL EXCHANGE-TRADED FUNDS (Cost $60,258,822)		64,798,050
CONVERTIBLE BONDS — 7.0%
Capital Markets — 1.8%
Janus Capital Group, Inc., 0.75%, 7/15/18	9,944,000	13,163,370
Semiconductors and Semiconductor Equipment — 5.2%
Intel Corp., 2.95%, 12/15/35	17,323,000	23,440,184
Microchip Technology, Inc., 1.625%, 2/15/25	11,005,000	14,306,500
		37,746,684
TOTAL CONVERTIBLE BONDS (Cost $47,312,508)		50,910,054
CONVERTIBLE PREFERRED STOCKS — 0.9%
Electric Utilities — 0.6%
NextEra Energy, Inc., 6.12%, 9/1/19	86,610	4,242,158
Food Products — 0.3%
Tyson Foods, Inc., 4.75%, 7/15/17	37,497	2,536,672
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,228,355)		6,778,830
TEMPORARY CASH INVESTMENTS — 6.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $29,285,520), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $28,709,319)		28,709,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	21,025,906	21,025,906
TOTAL TEMPORARY CASH INVESTMENTS (Cost $49,734,906)		49,734,906
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 97.5% (Cost $651,244,710)		712,943,223
SECURITIES SOLD SHORT — (90.2)%
COMMON STOCKS SOLD SHORT — (79.7)%
Aerospace and Defense — (5.1)%
General Dynamics Corp.	(44,200)	(7,631,572)
HEICO Corp.	(134,729)	(10,394,342)
Lockheed Martin Corp.	(8,790)	(2,196,973)
Northrop Grumman Corp.	(21,430)	(4,984,189)
Raytheon Co.	(48,410)	(6,874,220)
Spirit Aerosystems Holdings, Inc., Class A	(87,080)	(5,081,118)
		(37,162,414)
Air Freight and Logistics — (1.0)%
FedEx Corp.	(40,060)	(7,459,172)
Airlines — (1.0)%
American Airlines Group, Inc.	(157,910)	(7,372,818)
Auto Components — (0.8)%
BorgWarner, Inc.	(149,290)	(5,887,998)
Automobiles — (1.1)%
Ford Motor Co.	(189,990)	(2,304,579)
General Motors Co.	(110,660)	(3,855,394)

Tesla Motors, Inc.	(7,910)	(1,690,288)
		(7,850,261)
Banks — (4.1)%
Bank of Hawaii Corp.	(87,280)	(7,740,863)
JPMorgan Chase & Co.	(66,584)	(5,745,533)
KeyCorp	(174,670)	(3,191,221)
People's United Financial, Inc.	(448,761)	(8,688,013)
Wells Fargo & Co.	(78,350)	(4,317,869)
		(29,683,499)
Beverages — (1.7)%
Brown-Forman Corp., Class A	(224,240)	(10,371,100)
Coca-Cola Co. (The)	(40,818)	(1,692,314)
		(12,063,414)
Biotechnology — (0.5)%
Biogen, Inc.	(12,470)	(3,536,243)
Capital Markets — (1.7)%
Janus Capital Group, Inc.	(948,900)	(12,591,903)
Commercial Services and Supplies — (1.4)%
Cintas Corp.	(45,815)	(5,294,382)
Waste Management, Inc.	(66,296)	(4,701,049)
		(9,995,431)
Consumer Finance — (1.1)%
Capital One Financial Corp.	(88,690)	(7,737,316)
Containers and Packaging — (1.9)%
Ball Corp.	(71,990)	(5,404,289)
Sealed Air Corp.	(179,720)	(8,148,505)
		(13,552,794)
Diversified Financial Services — (1.2)%
Berkshire Hathaway, Inc., Class B	(55,814)	(9,096,566)
Electric Utilities — (1.6)%
American Electric Power Co., Inc.	(87,930)	(5,536,073)
Great Plains Energy, Inc.	(128,920)	(3,525,962)
Southern Co. (The)	(55,013)	(2,706,089)
		(11,768,124)
Electronic Equipment, Instruments and Components — (0.9)%
Amphenol Corp., Class A	(102,830)	(6,910,176)
Energy Equipment and Services — (1.7)%
Halliburton Co.	(224,791)	(12,158,945)
Equity Real Estate Investment Trusts (REITs) — (2.8)%
AvalonBay Communities, Inc.	(35,600)	(6,306,540)
Boston Properties, Inc.	(7,700)	(968,506)
Equity Residential	(62,430)	(4,017,995)
Essex Property Trust, Inc.	(24,410)	(5,675,325)
Simon Property Group, Inc.	(19,690)	(3,498,322)
		(20,466,688)
Food and Staples Retailing — (3.4)%
Costco Wholesale Corp.	(86,140)	(13,791,875)
Kroger Co. (The)	(130,030)	(4,487,335)
Walgreens Boots Alliance, Inc.	(81,760)	(6,766,458)
		(25,045,668)
Food Products — (3.3)%
Kraft Heinz Co. (The)	(248,694)	(21,715,960)

Tyson Foods, Inc., Class A	(41,201)	(2,541,278)
		(24,257,238)
Health Care Equipment and Supplies — (2.2)%
Becton Dickinson and Co.	(16,450)	(2,723,297)
Stryker Corp.	(112,100)	(13,430,701)
		(16,153,998)
Health Care Providers and Services — (0.8)%
Centene Corp.	(52,630)	(2,974,121)
UnitedHealth Group, Inc.	(16,010)	(2,562,241)
		(5,536,362)
Hotels, Restaurants and Leisure — (0.4)%
Chipotle Mexican Grill, Inc.	(7,130)	(2,690,291)
Household Durables — (3.0)%
Lennar Corp., Class A	(90,170)	(3,870,998)
Newell Brands, Inc.	(31,530)	(1,407,815)
Toll Brothers, Inc.	(310,550)	(9,627,050)
Whirlpool Corp.	(39,290)	(7,141,743)
		(22,047,606)
Industrial Conglomerates — (2.9)%
General Electric Co.	(567,380)	(17,929,208)
Honeywell International, Inc.	(29,470)	(3,414,099)
		(21,343,307)
Insurance — (4.4)%
American International Group, Inc.	(54,100)	(3,533,271)
Aon plc	(33,100)	(3,691,643)
Prudential Financial, Inc.	(124,133)	(12,917,280)
Travelers Cos., Inc. (The)	(99,850)	(12,223,637)
		(32,365,831)
Internet and Direct Marketing Retail — (1.0)%
Amazon.com, Inc.	(9,340)	(7,003,786)
IT Services — (0.9)%
International Business Machines Corp.	(40,890)	(6,787,331)
Leisure Products — (0.4)%
Hasbro, Inc.	(37,310)	(2,902,345)
Life Sciences Tools and Services — (0.7)%
Thermo Fisher Scientific, Inc.	(37,010)	(5,222,111)
Machinery — (6.5)%
Caterpillar, Inc.	(125,280)	(11,618,467)
Deere & Co.	(152,140)	(15,676,506)
Illinois Tool Works, Inc.	(36,200)	(4,433,052)
Middleby Corp. (The)	(36,340)	(4,680,955)
Snap-on, Inc.	(46,810)	(8,017,149)
Xylem, Inc.	(66,940)	(3,314,869)
		(47,740,998)
Media — (0.1)%
Discovery Communications, Inc., Class A	(35,890)	(983,745)
Multi-Utilities — (0.8)%
Dominion Resources, Inc.	(76,920)	(5,891,303)
Multiline Retail — (1.0)%
JC Penney Co., Inc.	(341,850)	(2,840,773)

Macy's, Inc.	(118,560)	(4,245,634)
		(7,086,407)
Oil, Gas and Consumable Fuels — (8.1)%
Chevron Corp.	(98,170)	(11,554,609)
EOG Resources, Inc.	(9,790)	(989,769)
Exxon Mobil Corp.	(30,080)	(2,715,021)
Kinder Morgan, Inc.	(264,362)	(5,474,937)
Royal Dutch Shell plc, Class B ADR	(620,710)	(35,982,559)
Williams Partners LP	(75,670)	(2,877,730)
		(59,594,625)
Pharmaceuticals — (1.0)%
Merck & Co., Inc.	(125,160)	(7,368,169)
Road and Rail — (0.7)%
Avis Budget Group, Inc.	(135,824)	(4,982,024)
Semiconductors and Semiconductor Equipment — (4.6)%
Intel Corp.	(572,990)	(20,782,347)
Microchip Technology, Inc.	(204,090)	(13,092,374)
		(33,874,721)
Specialty Retail — (1.8)%
O'Reilly Automotive, Inc.	(13,411)	(3,733,757)
Signet Jewelers Ltd.	(60,200)	(5,674,452)
Tiffany & Co.	(44,180)	(3,420,857)
		(12,829,066)
Technology Hardware, Storage and Peripherals — (0.3)%
HP, Inc.	(159,480)	(2,366,683)
Textiles, Apparel and Luxury Goods — (1.4)%
lululemon athletica, Inc.	(67,420)	(4,381,626)
PVH Corp.	(17,590)	(1,587,321)
Under Armour, Inc., Class A	(147,000)	(4,270,350)
		(10,239,297)
Thrifts and Mortgage Finance — (0.4)%
New York Community Bancorp, Inc.	(181,070)	(2,880,824)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $543,595,552)		(582,487,498)
EXCHANGE-TRADED FUNDS SOLD SHORT — (10.5)%
Alerian MLP ETF	(221,010)	(2,784,726)
iShares Russell 1000 Growth ETF	(257,970)	(27,061,053)
iShares U.S. Oil & Gas Exploration & Production ETF	(50,210)	(3,285,742)
SPDR S&P Oil & Gas Exploration & Production ETF	(129,850)	(5,378,387)
Technology Select Sector SPDR Fund	(231,310)	(11,186,152)
Utilities Select Sector SPDR Fund	(520,510)	(25,281,171)
VanEck Vectors Oil Services ETF	(52,210)	(1,741,204)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $73,878,738)		(76,718,435)
TOTAL SECURITIES SOLD SHORT — (90.2)% (Proceeds $617,474,290)		(659,205,933)
OTHER ASSETS AND LIABILITIES(3) — 92.7%		677,611,630
TOTAL NET ASSETS — 100.0%		$731,348,920

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	15,115,022	EUR	14,494,512	UBS AG	3/31/17	(210,656)
USD	663,055	EUR	632,578	UBS AG	3/31/17	(5,796)
USD	744,521	GBP	595,093	Credit Suisse AG	3/31/17	9,518
USD	782,840	GBP	629,074	Credit Suisse AG	3/31/17	5,867
USD	29,009,760	GBP	23,367,191	Credit Suisse AG	3/31/17	148,797
JPY	6,914,069	USD	59,453	Credit Suisse AG	3/31/17	(38)
USD	30,539	JPY	3,593,574	Credit Suisse AG	3/31/17	(342)
USD	179,283	JPY	20,907,067	Credit Suisse AG	3/31/17	(381)
USD	68,783	JPY	8,043,994	Credit Suisse AG	3/31/17	(342)
USD	175,959	JPY	20,580,568	Credit Suisse AG	3/31/17	(899)
USD	1,084,116	JPY	127,700,209	Credit Suisse AG	3/31/17	(13,267)
						(67,539)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $143,956,046.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	534,001,243	6,720,140	—
Exchange-Traded Funds	64,798,050	—	—
Convertible Bonds	—	50,910,054	—
Convertible Preferred Stocks	—	6,778,830	—
Temporary Cash Investments	21,025,906	28,709,000	—
	619,825,199	93,118,024	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	164,182	—

Liabilities
Securities Sold Short
Common Stocks	582,487,498	—	—
Exchange-Traded Funds	76,718,435	—	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	231,721	—
	659,205,933	231,721	—

3. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$659,583,402
Gross tax appreciation of investments	$59,684,356
Gross tax depreciation of investments	(6,324,535)
Net tax appreciation (depreciation) of investments	53,359,821
Net tax appreciation (depreciation) on securities sold short	(56,361,725)
Net tax appreciation (depreciation)	$(3,001,904)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
December 31, 2016

Equity Income - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 74.1%
Air Freight and Logistics — 1.7%
United Parcel Service, Inc., Class B	1,815,718	208,153,912
Auto Components — 0.2%
Delphi Automotive plc	430,598	29,000,775
Banks — 7.8%
Comerica, Inc.	1,253,300	85,362,263
Commerce Bancshares, Inc.	1,546,950	89,429,180
JPMorgan Chase & Co.	2,261,397	195,135,947
PNC Financial Services Group, Inc. (The)	1,747,052	204,335,202
SunTrust Banks, Inc.	3,488,530	191,345,870
U.S. Bancorp	1,589,800	81,668,026
Wells Fargo & Co.	1,753,600	96,640,896
		943,917,384
Beverages — 1.7%
PepsiCo, Inc.	1,997,399	208,987,857
Capital Markets — 2.3%
AllianceBernstein Holding LP	1,951,078	45,752,779
BlackRock, Inc.	137,800	52,438,412
Northern Trust Corp.	2,029,040	180,686,012
		278,877,203
Chemicals — 0.2%
Air Products & Chemicals, Inc.	190,437	27,388,649
Commercial Services and Supplies — 2.0%
Republic Services, Inc.	4,198,361	239,516,495
Communications Equipment — 0.2%
Cisco Systems, Inc.	596,891	18,038,046
Containers and Packaging — 1.0%
Bemis Co., Inc.	2,496,800	119,396,976
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	1,969,400	83,758,582
Verizon Communications, Inc.	3,399,837	181,483,299
		265,241,881
Electric Utilities — 1.8%
Edison International	398,399	28,680,744
Eversource Energy	599,000	33,082,770
PG&E Corp.	2,496,037	151,684,169
		213,447,683
Electrical Equipment — 1.0%
Emerson Electric Co.	598,100	33,344,075
Rockwell Automation, Inc.	656,800	88,273,920
		121,617,995
Energy Equipment and Services — 2.1%
Schlumberger Ltd.	3,099,031	260,163,653
Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	499,200	52,755,456
Boston Properties, Inc.	322,900	40,614,362

Host Hotels & Resorts, Inc.	899,700	16,950,348
Weyerhaeuser Co.	4,698,100	141,365,829
		251,685,995
Food and Staples Retailing — 2.7%
CVS Health Corp.	1,578,518	124,560,855
Wal-Mart Stores, Inc.	2,898,783	200,363,881
		324,924,736
Food Products — 5.1%
General Mills, Inc.	5,699,868	352,080,846
Mead Johnson Nutrition Co.	3,698,171	261,682,580
		613,763,426
Gas Utilities — 3.2%
Atmos Energy Corp.	893,400	66,245,610
ONE Gas, Inc.(1)	3,489,138	223,165,266
WGL Holdings, Inc.	1,341,609	102,337,935
		391,748,811
Health Care Equipment and Supplies — 1.1%
Medtronic plc	1,953,436	139,143,246
Health Care Providers and Services — 0.8%
Cardinal Health, Inc.	533,753	38,414,204
Quest Diagnostics, Inc.	589,558	54,180,380
		92,594,584
Household Durables — 0.2%
Tupperware Brands Corp.	451,519	23,758,930
Household Products — 2.6%
Kimberly-Clark Corp.	743,300	84,825,396
Procter & Gamble Co. (The)	2,799,659	235,395,329
		320,220,725
Industrial Conglomerates — 1.4%
3M Co.	740,400	132,213,228
General Electric Co.	1,096,895	34,661,882
		166,875,110
Insurance — 3.2%
Allstate Corp. (The)	1,149,500	85,200,940
Chubb Ltd.	698,500	92,285,820
Marsh & McLennan Cos., Inc.	2,699,605	182,466,302
MetLife, Inc.	567,323	30,573,036
		390,526,098
IT Services — 1.3%
Automatic Data Processing, Inc.	1,498,087	153,973,382
Machinery — 0.6%
Stanley Black & Decker, Inc.	669,181	76,748,369
Media — 0.2%
Time Warner, Inc.	269,000	25,966,570
Oil, Gas and Consumable Fuels — 12.0%
Chevron Corp.	2,299,316	270,629,493
Enterprise Products Partners LP	4,999,700	135,191,888
EQT Midstream Partners LP	419,918	32,199,312
Exxon Mobil Corp.	2,498,678	225,530,677
Occidental Petroleum Corp.	2,798,477	199,335,517
Phillips 66 Partners LP	823,330	40,046,771
Shell Midstream Partners LP	1,996,636	58,082,141
Spectra Energy Partners LP	2,471,069	113,273,803

TOTAL SA	7,398,579	377,680,658
		1,451,970,260
Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co.	738,600	43,163,784
Eli Lilly & Co.	596,100	43,843,155
Johnson & Johnson	4,899,141	564,430,035
Merck & Co., Inc.	598,722	35,246,764
Pfizer, Inc.	6,698,922	217,580,986
		904,264,724
Semiconductors and Semiconductor Equipment — 2.3%
Applied Materials, Inc.	3,596,303	116,052,698
Maxim Integrated Products, Inc.	3,862,100	148,961,197
QUALCOMM, Inc.	199,000	12,974,800
		277,988,695
Software — 1.7%
Microsoft Corp.	2,198,836	136,635,669
Oracle Corp.	1,898,876	73,011,782
		209,647,451
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	273,000	31,618,860
Thrifts and Mortgage Finance — 1.6%
Capitol Federal Financial, Inc.(1)	12,098,579	199,142,610
TOTAL COMMON STOCKS (Cost $7,295,524,731)		8,980,311,091
EXCHANGE-TRADED FUNDS — 7.5%
iShares Russell 1000 Value ETF	4,968,994	556,676,398
SPDR S&P 500 ETF Trust	1,587,200	354,786,816
TOTAL EXCHANGE-TRADED FUNDS (Cost $801,291,812)		911,463,214
CONVERTIBLE BONDS — 5.9%
Auto Components — 0.2%
Credit Suisse AG, (convertible into Delphi Automotive plc), 5.93%, 6/1/17(2)(3)	390,300	25,640,759
Energy Equipment and Services — 0.2%
Morgan Stanley B.V., (convertible into Schlumberger Ltd.), 3.23%, 2/23/17(2)(3)	254,000	21,582,380
Health Care Providers and Services — 0.5%
Merrill Lynch International & Co. C.V., (convertible into Patterson Cos., Inc.), 5.30%, 5/26/17(2)(3)	169,900	7,018,569
Morgan Stanley B.V., (convertible into Cigna Corp.), 4.90%, 4/19/17(2)(3)	165,300	21,082,362
Wells Fargo Bank N.A., (convertible into Cigna Corp.), 4.32%, 2/21/17(2)(3)	213,300	28,973,925
		57,074,856
Multiline Retail — 0.1%
Credit Suisse AG, (convertible into Target Corp.), 2.51%, 2/17/17(2)(3)	71,900	5,273,218
UBS AG, (convertible into Target Corp.), 2.20%, 2/23/17(2)(3)	159,200	11,510,956
		16,784,174
Oil, Gas and Consumable Fuels — 0.2%
Goldman Sachs International, (convertible into EQT Corp.), 5.50%, 6/15/17(2)(3)	320,000	21,195,200
Semiconductors and Semiconductor Equipment — 4.6%
Intel Corp., 2.95%, 12/15/35	164,702,000	222,862,394
Microchip Technology, Inc., 1.625%, 2/15/25	231,921,000	301,497,300
Teradyne, Inc., 1.25%, 12/15/23(3)	34,993,000	37,136,321
		561,496,015
Specialty Retail — 0.1%
Wells Fargo Bank N.A., (convertible into Bed Bath & Beyond, Inc.), 4.37%, 3/1/17(2)(3)	251,200	11,411,388
TOTAL CONVERTIBLE BONDS (Cost $602,324,115)		715,184,772

PREFERRED STOCKS — 4.8%
Banks — 1.9%
Citigroup, Inc., 5.95%	139,836,000	141,933,540
U.S. Bancorp, 6.00%	3,531,282	89,023,619
		230,957,159
Capital Markets — 0.6%
Goldman Sachs Group, Inc. (The), 5.30%(1)	79,201,000	76,131,961
Industrial Conglomerates — 2.3%
General Electric Co., 5.00%	269,003,000	279,480,667
TOTAL PREFERRED STOCKS (Cost $572,647,298)		586,569,787
CONVERTIBLE PREFERRED STOCKS — 4.3%
Banks — 3.7%
Bank of America Corp., 7.25%	238,869	278,712,349
Wells Fargo & Co., 7.50%	135,978	161,813,820
		440,526,169
Equity Real Estate Investment Trusts (REITs) — 0.1%
Welltower Inc., 6.50%	239,800	14,431,164
Gas Utilities — 0.4%
Spire, Inc., 6.75%, 4/1/17	915,397	52,757,442
Pharmaceuticals — 0.1%
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	19,900	12,835,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $473,084,539)		520,550,275
TEMPORARY CASH INVESTMENTS — 3.1%
Federal Home Loan Bank Discount Notes, 0.30%, 1/3/17(4)	75,000,000	75,000,000
Repurchase Agreement, Fixed Income Clearing Corp.(collateralized by various U.S. Treasury obligations, 1.625% - 2.75%, 5/15/26 - 11/15/42, valued at $174,599,781), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $171,172,902)		171,171,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	123,460,012	123,460,012
TOTAL TEMPORARY CASH INVESTMENTS (Cost $369,629,762)		369,631,012
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $10,114,502,257)		12,083,710,151
OTHER ASSETS AND LIABILITIES — 0.3%		30,417,585
TOTAL NET ASSETS — 100.0%		$12,114,127,736

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	293,126,999	EUR	281,093,391	UBS AG	3/31/17	(4,085,264)
USD	8,458,162	EUR	8,069,380	UBS AG	3/31/17	(73,943)
JPY	1,134,629,760	USD	9,729,707	Credit Suisse AG	3/31/17	20,660
USD	9,632,486	JPY	1,134,629,760	Credit Suisse AG	3/31/17	(117,881)
						(4,256,428)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Equity-linked debt security. The aggregated value of these securities at the period end was $153,688,757, which represented 1.3% of total net assets.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $190,825,078, which represented 1.6% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,602,630,433	377,680,658	—
Exchange-Traded Funds	911,463,214	—	—
Convertible Bonds	—	715,184,772	—
Preferred Stocks	89,023,619	497,546,168	—
Convertible Preferred Stocks	—	520,550,275	—
Temporary Cash Investments	123,460,012	246,171,000	—
	9,726,577,278	2,357,132,873	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	20,660	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,277,088	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2016 follows:

Company	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Dividend Income ($)	Ending Value ($)
Capitol Federal Financial, Inc.	160,106,266	337,094	—	—	9,608,206	199,142,610
Goldman Sachs Group, Inc. (The)	—	80,677,305	—	—	—	76,131,961
ONE Gas, Inc.	218,755,902	12,363,864	12,412,108	6,683,934	3,607,275	223,165,266
	378,862,168	93,378,263	12,412,108	6,683,934	13,215,481	498,439,837

4. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,296,716,195
Gross tax appreciation of investments	$1,855,047,786
Gross tax depreciation of investments	(68,053,830)
Net tax appreciation (depreciation) of investments	$1,786,993,956

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Large Company Value Fund
December 31, 2016

Large Company Value - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 3.6%
Boeing Co. (The)	26,600	4,141,088
Textron, Inc.	161,200	7,827,872
United Technologies Corp.	161,700	17,725,554
		29,694,514
Auto Components — 1.5%
BorgWarner, Inc.	67,700	2,670,088
Delphi Automotive plc	143,900	9,691,665
		12,361,753
Automobiles — 0.4%
Ford Motor Co.	288,900	3,504,357
Banks — 15.3%
Bank of America Corp.	926,800	20,482,280
BB&T Corp.	354,700	16,677,994
JPMorgan Chase & Co.	197,800	17,068,162
M&T Bank Corp.	72,000	11,262,960
PNC Financial Services Group, Inc. (The)	106,200	12,421,152
U.S. Bancorp	378,900	19,464,093
Wells Fargo & Co.	520,700	28,695,777
		126,072,418
Beverages — 0.7%
PepsiCo, Inc.	58,000	6,068,540
Biotechnology — 0.7%
AbbVie, Inc.	96,700	6,055,354
Building Products — 2.4%
Johnson Controls International plc	489,900	20,178,981
Capital Markets — 5.2%
Ameriprise Financial, Inc.	46,100	5,114,334
Bank of New York Mellon Corp. (The)	354,100	16,777,258
BlackRock, Inc.	27,800	10,579,012
Invesco Ltd.	340,200	10,321,668
		42,792,272
Chemicals — 1.1%
Dow Chemical Co. (The)	156,200	8,937,764
Communications Equipment — 2.1%
Cisco Systems, Inc.	582,400	17,600,128
Containers and Packaging — 0.5%
WestRock Co.	77,700	3,944,829
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	218,200	11,647,516
Electric Utilities — 3.7%
Edison International	140,600	10,121,794
PG&E Corp.	89,300	5,426,761
PPL Corp.	149,700	5,097,285

Xcel Energy, Inc.	238,100	9,690,670
		30,336,510
Electrical Equipment — 0.7%
Rockwell Automation, Inc.	41,400	5,564,160
Electronic Equipment, Instruments and Components — 1.2%
TE Connectivity Ltd.	145,800	10,101,024
Energy Equipment and Services — 4.0%
Baker Hughes, Inc.	128,100	8,322,657
Schlumberger Ltd.	294,200	24,698,090
		33,020,747
Equity Real Estate Investment Trusts (REITs) — 0.7%
Boston Properties, Inc.	48,000	6,037,440
Food and Staples Retailing — 3.7%
CVS Health Corp.	163,800	12,925,458
Wal-Mart Stores, Inc.	249,400	17,238,528
		30,163,986
Food Products — 1.0%
Mondelez International, Inc., Class A	180,200	7,988,266
Health Care Equipment and Supplies — 4.6%
Abbott Laboratories	279,200	10,724,072
Baxter International, Inc.	75,700	3,356,538
Medtronic plc	178,500	12,714,555
Zimmer Biomet Holdings, Inc.	107,300	11,073,360
		37,868,525
Health Care Providers and Services — 2.4%
Anthem, Inc.	44,500	6,397,765
HCA Holdings, Inc.(1)	99,800	7,387,196
McKesson Corp.	41,200	5,786,540
		19,571,501
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	78,400	4,081,504
Marriott International, Inc., Class A	33,900	2,802,852
		6,884,356
Household Products — 2.7%
Procter & Gamble Co. (The)	265,400	22,314,832
Industrial Conglomerates — 1.7%
General Electric Co.	301,500	9,527,400
Honeywell International, Inc.	39,100	4,529,735
		14,057,135
Insurance — 4.6%
Aflac, Inc.	61,200	4,259,520
Allstate Corp. (The)	86,600	6,418,792
Chubb Ltd.	140,300	18,536,436
MetLife, Inc.	153,500	8,272,115
		37,486,863
Machinery — 1.6%
Ingersoll-Rand plc	172,000	12,906,880
Media — 0.5%
Walt Disney Co. (The)	39,400	4,106,268
Multiline Retail — 0.8%
Target Corp.	88,100	6,363,463
Oil, Gas and Consumable Fuels — 11.8%
Anadarko Petroleum Corp.	110,400	7,698,192

Chevron Corp.	182,400	21,468,480
Exxon Mobil Corp.	84,700	7,645,022
Imperial Oil Ltd.	398,900	13,877,495
Occidental Petroleum Corp.	246,800	17,579,564
Royal Dutch Shell plc ADR	108,800	6,307,136
TOTAL SA ADR	449,500	22,911,015
		97,486,904
Pharmaceuticals — 8.1%
Allergan plc(1)	33,500	7,035,335
Johnson & Johnson	98,400	11,336,664
Merck & Co., Inc.	295,300	17,384,311
Pfizer, Inc.	826,500	26,844,720
Teva Pharmaceutical Industries Ltd. ADR	116,700	4,230,375
		66,831,405
Road and Rail — 1.1%
Union Pacific Corp.	84,700	8,781,696
Semiconductors and Semiconductor Equipment — 3.1%
Applied Materials, Inc.	378,500	12,214,195
Intel Corp.	181,300	6,575,751
Lam Research Corp.	64,600	6,830,158
		25,620,104
Software — 2.4%
Oracle Corp.	512,700	19,713,315
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	42,400	7,170,688
Lowe's Cos., Inc.	44,100	3,136,392
		10,307,080
Technology Hardware, Storage and Peripherals — 1.3%
Apple, Inc.	90,900	10,528,038
TOTAL COMMON STOCKS (Cost $715,448,658)		812,898,924
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Value ETF (Cost $5,017,608)	44,300	4,962,929
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $2,592,113), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $2,541,028)		2,541,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,833,168	1,833,168
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,374,168)		4,374,168
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $724,840,434)		822,236,021
OTHER ASSETS AND LIABILITIES — 0.2%		1,257,659
TOTAL NET ASSETS — 100.0%		$823,493,680

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	12,159,618	CAD	16,264,948	Morgan Stanley	3/31/17	32,822
EUR	657,130	USD	695,674	UBS AG	3/31/17	(861)
USD	20,270,370	EUR	19,438,220	UBS AG	3/31/17	(282,505)
USD	5,241,139	GBP	4,221,707	Credit Suisse AG	3/31/17	26,883
USD	144,549	GBP	116,741	Credit Suisse AG	3/31/17	361
						(223,300)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	799,021,429	13,877,495	—
Exchange-Traded Funds	4,962,929	—	—
Temporary Cash Investments	1,833,168	2,541,000	—
	805,817,526	16,418,495	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	60,066	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	283,366	—

3. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$727,755,539
Gross tax appreciation of investments	$113,128,914
Gross tax depreciation of investments	(18,648,432)
Net tax appreciation (depreciation) of investments	$94,480,482

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
December 31, 2016

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.1%
Aerospace and Defense — 1.2%
Textron, Inc.	2,150,047	104,406,282
Auto Components — 1.0%
Delphi Automotive plc	1,310,607	88,269,382
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	2,599,822	75,888,804
Banks — 8.7%
Bank of Hawaii Corp.	691,144	61,297,561
BB&T Corp.	2,460,242	115,680,579
Comerica, Inc.	1,003,412	68,342,391
Commerce Bancshares, Inc.	1,688,248	97,597,617
M&T Bank Corp.	628,384	98,298,109
PNC Financial Services Group, Inc. (The)	1,006,230	117,688,661
SunTrust Banks, Inc.	1,212,994	66,532,721
UMB Financial Corp.	714,331	55,089,207
Westamerica Bancorporation(1)	1,373,597	86,440,459
		766,967,305
Building Products — 2.7%
Johnson Controls International plc	5,792,075	238,575,569
Capital Markets — 6.7%
Ameriprise Financial, Inc.	707,712	78,513,569
Invesco Ltd.	3,121,973	94,720,661
Northern Trust Corp.	3,111,641	277,091,631
State Street Corp.	924,410	71,845,145
T. Rowe Price Group, Inc.	842,231	63,386,305
		585,557,311
Commercial Services and Supplies — 1.5%
Clean Harbors, Inc.(2)	394,289	21,942,183
Republic Services, Inc.	1,942,563	110,823,219
		132,765,402
Containers and Packaging — 2.4%
Bemis Co., Inc.	726,449	34,738,791
Sonoco Products Co.	1,076,525	56,732,867
WestRock Co.	2,299,489	116,745,057
		208,216,715
Diversified Telecommunication Services — 0.7%
Level 3 Communications, Inc.(2)	1,158,266	65,279,872
Electric Utilities — 4.6%
Edison International	1,784,189	128,443,766
Eversource Energy	672,425	37,138,033
PG&E Corp.	2,004,274	121,799,731
Xcel Energy, Inc.	2,825,856	115,012,339
		402,393,869
Electrical Equipment — 2.5%
Emerson Electric Co.	1,137,383	63,409,102

Hubbell, Inc.	921,843	107,579,078
Rockwell Automation, Inc.	336,445	45,218,208
		216,206,388
Electronic Equipment, Instruments and Components — 2.2%
Keysight Technologies, Inc.(2)	2,795,706	102,238,968
TE Connectivity Ltd.	1,251,774	86,722,903
		188,961,871
Energy Equipment and Services — 3.9%
Baker Hughes, Inc.	2,128,827	138,309,890
FMC Technologies, Inc.(2)	556,952	19,788,505
Frank's International NV	3,077,709	37,886,598
Halliburton Co.	1,285,526	69,534,101
National Oilwell Varco, Inc.	2,088,953	78,210,400
		343,729,494
Equity Real Estate Investment Trusts (REITs) — 4.1%
Boston Properties, Inc.	47,733	6,003,857
Empire State Realty Trust, Inc.	1,722,516	34,777,598
Host Hotels & Resorts, Inc.	3,117,178	58,727,633
MGM Growth Properties LLC, Class A	1,860,972	47,101,201
Piedmont Office Realty Trust, Inc., Class A	3,471,181	72,582,395
Welltower, Inc.	114,396	7,656,524
Weyerhaeuser Co.	4,491,284	135,142,736
		361,991,944
Food and Staples Retailing — 0.8%
Sysco Corp.	1,338,218	74,097,131
Food Products — 5.8%
Conagra Brands, Inc.	3,079,323	121,787,225
General Mills, Inc.	1,096,545	67,733,585
J.M. Smucker Co. (The)	446,674	57,201,072
Kellogg Co.	992,048	73,123,858
Lamb Weston Holdings, Inc.(2)	852,702	32,274,771
Mead Johnson Nutrition Co.	659,121	46,639,402
Mondelez International, Inc., Class A	2,491,244	110,436,846
		509,196,759
Gas Utilities — 1.3%
Atmos Energy Corp.	702,733	52,107,652
Spire, Inc.	1,024,535	66,133,734
		118,241,386
Health Care Equipment and Supplies — 3.8%
Abbott Laboratories	1,364,547	52,412,250
Baxter International, Inc.	1,325,867	58,788,943
STERIS plc	878,680	59,214,245
Zimmer Biomet Holdings, Inc.	1,552,108	160,177,546
		330,592,984
Health Care Providers and Services — 4.5%
Cardinal Health, Inc.	896,215	64,500,594
Express Scripts Holding Co.(2)	657,485	45,228,393
HCA Holdings, Inc.(2)	360,675	26,697,163
LifePoint Health, Inc.(1)(2)	2,366,265	134,403,852
McKesson Corp.	349,795	49,128,708

Quest Diagnostics, Inc.	813,394	74,750,909
		394,709,619
Hotels, Restaurants and Leisure — 0.7%
Carnival Corp.	1,186,279	61,757,685
Household Durables — 0.7%
PulteGroup, Inc.	3,435,659	63,147,412
Industrial Conglomerates — 1.1%
Koninklijke Philips NV	3,254,740	99,207,765
Insurance — 7.0%
Aflac, Inc.	598,634	41,664,926
Allstate Corp. (The)	477,766	35,412,016
Brown & Brown, Inc.	1,693,099	75,952,421
Chubb Ltd.	956,598	126,385,728
MetLife, Inc.	1,212,514	65,342,379
ProAssurance Corp.	810,527	45,551,617
Reinsurance Group of America, Inc.	800,109	100,677,716
Torchmark Corp.	422,723	31,180,049
Unum Group	2,055,089	90,280,060
		612,446,912
Leisure Products — 0.4%
Mattel, Inc.	1,177,363	32,436,351
Machinery — 3.0%
Cummins, Inc.	542,463	74,138,418
Ingersoll-Rand plc	1,458,813	109,469,328
ITT, Inc.	514,546	19,846,039
Oshkosh Corp.	255,487	16,507,015
Parker-Hannifin Corp.	342,784	47,989,760
		267,950,560
Metals and Mining — 0.2%
Nucor Corp.	274,630	16,345,978
Multi-Utilities — 1.9%
Ameren Corp.	1,206,736	63,305,371
Consolidated Edison, Inc.	716,299	52,776,910
NorthWestern Corp.	929,829	52,879,375
		168,961,656
Multiline Retail — 1.0%
Target Corp.	1,167,075	84,297,827
Oil, Gas and Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	1,665,434	116,130,713
Cimarex Energy Co.	250,976	34,107,639
Devon Energy Corp.	1,840,911	84,074,405
EQT Corp.	2,175,083	142,250,428
Imperial Oil Ltd.	4,455,635	155,008,908
Noble Energy, Inc.	3,574,230	136,035,194
Occidental Petroleum Corp.	1,481,304	105,513,284
Spectra Energy Partners LP	480,846	22,041,981
		795,162,552
Road and Rail — 2.0%
CSX Corp.	2,217,236	79,665,290
Heartland Express, Inc.(1)	4,624,639	94,157,650
		173,822,940
Semiconductors and Semiconductor Equipment — 4.9%
Applied Materials, Inc.	4,437,312	143,192,058

Lam Research Corp.	832,774	88,049,195
Maxim Integrated Products, Inc.	2,776,848	107,103,027
Teradyne, Inc.	3,560,886	90,446,505
		428,790,785
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	564,695	95,501,218
CST Brands, Inc.	1,497,430	72,101,255
		167,602,473
Technology Hardware, Storage and Peripherals — 0.5%
NetApp, Inc.	1,347,203	47,515,850
Textiles, Apparel and Luxury Goods — 0.5%
Ralph Lauren Corp.	491,929	44,431,027
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	5,485,807	90,296,383
TOTAL COMMON STOCKS (Cost $6,795,804,318)		8,360,222,243
EXCHANGE-TRADED FUNDS — 2.8%
iShares Russell Mid-Cap Value ETF (Cost $204,766,200)	2,999,744	241,269,410
TEMPORARY CASH INVESTMENTS — 2.5%
Federal Home Loan Bank Discount Notes, 0.30%, 1/3/17(3)	75,000,000	75,000,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $87,748,219), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $86,022,956)		86,022,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	62,047,842	62,047,842
TOTAL TEMPORARY CASH INVESTMENTS (Cost $223,068,592)		223,069,842
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $7,223,639,110)		8,824,561,495
OTHER ASSETS AND LIABILITIES — (0.4)%		(35,794,223)
TOTAL NET ASSETS — 100.0%		$8,788,767,272

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	5,043,749	USD	3,760,253	Morgan Stanley	3/31/17	257
USD	137,354,465	CAD	183,728,079	Morgan Stanley	3/31/17	370,752
USD	81,053,067	EUR	77,725,632	UBS AG	3/31/17	(1,129,624)
USD	2,002,829	EUR	1,908,905	UBS AG	3/31/17	(15,539)
USD	43,559,984	JPY	5,131,017,677	Credit Suisse AG	3/31/17	(533,080)
USD	1,505,025	JPY	177,096,252	Credit Suisse AG	3/31/17	(16,840)
						(1,324,074)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,106,005,570	254,216,673	—
Exchange-Traded Funds	241,269,410	—	—
Temporary Cash Investments	62,047,842	161,022,000	—
	8,409,322,822	415,238,673	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	371,009	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,695,083	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2016 follows:

Company	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Dividend Income ($)	Ending Value ($)

Westamerica Bancorporation	75,840,934	3,078,157	12,350,718	1,190,984	1,746,946	86,440,459
LifePoint Health, Inc.(1)	104,389,874	68,031,643	16,028,737	(185,392)	—	134,403,852
Heartland Express, Inc.	76,340,763	16,332,046	10,281,899	(2,220,260)	269,955	94,157,650
	256,571,571	87,441,846	38,661,354	(1,214,668)	2,016,901	315,001,961

(1) Non-income producing.

4. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,319,949,837
Gross tax appreciation of investments	$1,582,076,172
Gross tax depreciation of investments	(77,464,514)
Net tax appreciation (depreciation) of investments	$1,504,611,658

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Large Company Value Fund
December 31, 2016

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Aerospace and Defense — 3.6%
Boeing Co. (The)	58,100	9,045,008
Textron, Inc.	352,400	17,112,544
United Technologies Corp.	351,400	38,520,468
		64,678,020
Auto Components — 1.5%
BorgWarner, Inc.	147,200	5,805,568
Delphi Automotive plc	312,900	21,073,815
		26,879,383
Automobiles — 0.4%
Ford Motor Co.	631,600	7,661,308
Banks — 15.3%
Bank of America Corp.	2,012,700	44,480,670
BB&T Corp.	775,400	36,459,308
JPMorgan Chase & Co.	433,500	37,406,715
M&T Bank Corp.	158,000	24,715,940
PNC Financial Services Group, Inc. (The)	230,800	26,994,368
U.S. Bancorp	825,700	42,416,209
Wells Fargo & Co.	1,131,700	62,367,987
		274,841,197
Beverages — 0.7%
PepsiCo, Inc.	126,800	13,267,084
Biotechnology — 0.7%
AbbVie, Inc.	208,300	13,043,746
Building Products — 2.4%
Johnson Controls International plc	1,067,000	43,949,730
Capital Markets — 5.2%
Ameriprise Financial, Inc.	101,100	11,216,034
Bank of New York Mellon Corp. (The)	773,700	36,657,906
BlackRock, Inc.	60,400	22,984,616
Invesco Ltd.	743,700	22,563,858
		93,422,414
Chemicals — 1.1%
Dow Chemical Co. (The)	344,500	19,712,290
Communications Equipment — 2.1%
Cisco Systems, Inc.	1,268,300	38,328,026
Containers and Packaging — 0.5%
WestRock Co.	169,600	8,610,592
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	475,500	25,382,190
Electric Utilities — 3.6%
Edison International	294,500	21,201,055
PG&E Corp.	194,600	11,825,842
PPL Corp.	327,300	11,144,565

Xcel Energy, Inc.	520,500	21,184,350
		65,355,812
Electrical Equipment — 0.7%
Rockwell Automation, Inc.	90,200	12,122,880
Electronic Equipment, Instruments and Components — 1.2%
TE Connectivity Ltd.	318,600	22,072,608
Energy Equipment and Services — 4.0%
Baker Hughes, Inc.	278,700	18,107,139
Schlumberger Ltd.	645,000	54,147,750
		72,254,889
Equity Real Estate Investment Trusts (REITs) — 0.7%
Boston Properties, Inc.	104,800	13,181,744
Food and Staples Retailing — 3.7%
CVS Health Corp.	358,100	28,257,671
Wal-Mart Stores, Inc.	542,700	37,511,424
		65,769,095
Food Products — 0.9%
Mondelez International, Inc., Class A	372,300	16,504,059
Health Care Equipment and Supplies — 4.6%
Abbott Laboratories	606,300	23,287,983
Baxter International, Inc.	165,500	7,338,270
Medtronic plc	390,200	27,793,946
Zimmer Biomet Holdings, Inc.	233,000	24,045,600
		82,465,799
Health Care Providers and Services — 2.4%
Anthem, Inc.	104,900	15,081,473
HCA Holdings, Inc.(1)	215,500	15,951,310
McKesson Corp.	89,800	12,612,410
		43,645,193
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	170,300	8,865,818
Marriott International, Inc., Class A	73,800	6,101,784
		14,967,602
Household Products — 2.7%
Procter & Gamble Co. (The)	566,000	47,589,280
Industrial Conglomerates — 1.7%
General Electric Co.	659,100	20,827,560
Honeywell International, Inc.	85,500	9,905,175
		30,732,735
Insurance — 4.6%
Aflac, Inc.	134,300	9,347,280
Allstate Corp. (The)	199,300	14,772,116
Chubb Ltd.	305,800	40,402,296
MetLife, Inc.	334,500	18,026,205
		82,547,897
Machinery — 1.6%
Ingersoll-Rand plc	376,000	28,215,040
Media — 0.5%
Walt Disney Co. (The)	85,800	8,942,076
Multiline Retail — 0.8%
Target Corp.	194,800	14,070,404
Oil, Gas and Consumable Fuels — 11.9%
Anadarko Petroleum Corp.	254,500	17,746,285

Chevron Corp.	399,900	47,068,230
Exxon Mobil Corp.	184,300	16,634,918
Imperial Oil Ltd.	874,300	30,416,381
Occidental Petroleum Corp.	539,600	38,435,708
Royal Dutch Shell plc ADR	240,900	13,964,973
TOTAL SA ADR	983,300	50,118,801
		214,385,296
Pharmaceuticals — 8.1%
Allergan plc(1)	73,200	15,372,732
Johnson & Johnson	213,900	24,643,419
Merck & Co., Inc.	642,100	37,800,427
Pfizer, Inc.	1,804,000	58,593,920
Teva Pharmaceutical Industries Ltd. ADR	254,700	9,232,875
		145,643,373
Road and Rail — 1.1%
Union Pacific Corp.	184,900	19,170,432
Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc.	822,800	26,551,756
Intel Corp.	396,400	14,377,428
Lam Research Corp.	114,800	12,137,804
		53,066,988
Software — 2.4%
Oracle Corp.	1,119,100	43,029,395
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	92,200	15,592,864
Lowe's Cos., Inc.	96,300	6,848,856
		22,441,720
Technology Hardware, Storage and Peripherals — 1.3%
Apple, Inc.	198,700	23,013,434
TOTAL COMMON STOCKS (Cost $1,461,937,381)		1,770,963,731
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Value ETF (Cost $10,929,926)	96,500	10,810,895
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $9,660,997), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $9,468,105)		9,468,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,830,037	6,830,037
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,298,037)		16,298,037
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,489,165,344)		1,798,072,663
OTHER ASSETS AND LIABILITIES†		(356,847)
TOTAL NET ASSETS — 100.0%		$1,797,715,816

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	26,651,175	CAD	35,649,145	Morgan Stanley	3/31/17	71,938
EUR	1,588,430	USD	1,681,598	UBS AG	3/31/17	(2,082)
USD	44,314,816	EUR	42,495,580	UBS AG	3/31/17	(617,608)
USD	11,604,691	GBP	9,347,510	Credit Suisse AG	3/31/17	59,522
USD	320,054	GBP	258,483	Credit Suisse AG	3/31/17	800
						(487,430)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,740,547,350	30,416,381	—
Exchange-Traded Funds	10,810,895	—	—
Temporary Cash Investments	6,830,037	9,468,000	—
	1,758,188,282	39,884,381	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	132,260	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	619,690	—

3. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,516,691,425
Gross tax appreciation of investments	$298,415,477
Gross tax depreciation of investments	(17,034,239)
Net tax appreciation (depreciation) of investments	$281,381,238

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
December 31, 2016

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.9%
Aerospace and Defense — 1.2%
Textron, Inc.	242,137	11,758,173
Auto Components — 1.0%
Delphi Automotive plc	147,438	9,929,949
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	292,791	8,546,569
Banks — 8.8%
Bank of Hawaii Corp.	77,751	6,895,736
BB&T Corp.	279,618	13,147,638
Comerica, Inc.	118,479	8,069,605
Commerce Bancshares, Inc.	188,803	10,914,702
M&T Bank Corp.	70,707	11,060,696
PNC Financial Services Group, Inc. (The)	113,020	13,218,819
SunTrust Banks, Inc.	135,654	7,440,622
UMB Financial Corp.	80,302	6,192,890
Westamerica Bancorporation	156,000	9,817,080
		86,757,788
Building Products — 2.7%
Johnson Controls International plc	652,301	26,868,278
Capital Markets — 6.7%
Ameriprise Financial, Inc.	80,313	8,909,924
Invesco Ltd.	351,595	10,667,392
Northern Trust Corp.	349,799	31,149,601
State Street Corp.	104,632	8,131,999
T. Rowe Price Group, Inc.	95,736	7,205,092
		66,064,008
Commercial Services and Supplies — 1.5%
Clean Harbors, Inc.(1)	45,028	2,505,808
Republic Services, Inc.	220,356	12,571,310
		15,077,118
Containers and Packaging — 2.4%
Bemis Co., Inc.	81,547	3,899,578
Sonoco Products Co.	131,634	6,937,112
WestRock Co.	260,646	13,232,997
		24,069,687
Diversified Telecommunication Services — 0.7%
Level 3 Communications, Inc.(1)	128,473	7,240,738
Electric Utilities — 4.7%
Edison International	210,261	15,136,689
Eversource Energy	77,062	4,256,134
PG&E Corp.	231,078	14,042,610
Xcel Energy, Inc.	322,992	13,145,775
		46,581,208
Electrical Equipment — 2.5%
Emerson Electric Co.	130,932	7,299,459
Hubbell, Inc.	103,007	12,020,917

Rockwell Automation, Inc.	38,298	5,147,251
		24,467,627
Electronic Equipment, Instruments and Components — 2.2%
Keysight Technologies, Inc.(1)	314,506	11,501,484
TE Connectivity Ltd.	143,173	9,919,026
		21,420,510
Energy Equipment and Services — 4.0%
Baker Hughes, Inc.	247,944	16,108,922
FMC Technologies, Inc.(1)	66,674	2,368,927
Frank's International NV	348,550	4,290,650
Halliburton Co.	144,617	7,822,334
National Oilwell Varco, Inc.	232,480	8,704,051
		39,294,884
Equity Real Estate Investment Trusts (REITs) — 4.1%
Boston Properties, Inc.	5,358	673,929
Empire State Realty Trust, Inc.	204,726	4,133,418
Host Hotels & Resorts, Inc.	354,147	6,672,129
MGM Growth Properties LLC, Class A	209,025	5,290,423
Piedmont Office Realty Trust, Inc., Class A	390,554	8,166,484
Welltower, Inc.	12,872	861,523
Weyerhaeuser Co.	503,499	15,150,285
		40,948,191
Food and Staples Retailing — 0.8%
Sysco Corp.	153,401	8,493,813
Food Products — 5.8%
Conagra Brands, Inc.	363,041	14,358,271
General Mills, Inc.	122,754	7,582,515
J.M. Smucker Co. (The)	50,400	6,454,224
Kellogg Co.	110,944	8,177,682
Lamb Weston Holdings, Inc.(1)	96,451	3,650,670
Mead Johnson Nutrition Co.	72,760	5,148,498
Mondelez International, Inc., Class A	277,972	12,322,499
		57,694,359
Gas Utilities — 1.3%
Atmos Energy Corp.	79,857	5,921,396
Spire, Inc.	116,218	7,501,872
		13,423,268
Health Care Equipment and Supplies — 3.8%
Abbott Laboratories	156,104	5,995,955
Baxter International, Inc.	146,967	6,516,517
STERIS plc	99,905	6,732,598
Zimmer Biomet Holdings, Inc.	174,488	18,007,161
		37,252,231
Health Care Providers and Services — 4.5%
Cardinal Health, Inc.	100,753	7,251,194
Express Scripts Holding Co.(1)	73,915	5,084,613
HCA Holdings, Inc.(1)	40,619	3,006,618
LifePoint Health, Inc.(1)	267,939	15,218,935
McKesson Corp.	38,647	5,427,971
Quest Diagnostics, Inc.	92,483	8,499,188
		44,488,519
Hotels, Restaurants and Leisure — 0.7%
Carnival Corp.	133,086	6,928,457

Household Durables — 0.7%
PulteGroup, Inc.	385,446	7,084,498
Industrial Conglomerates — 1.1%
Koninklijke Philips NV	370,052	11,279,559
Insurance — 7.1%
Aflac, Inc.	68,005	4,733,148
Allstate Corp. (The)	54,129	4,012,042
Brown & Brown, Inc.	192,377	8,630,032
Chubb Ltd.	108,558	14,342,683
MetLife, Inc.	138,023	7,438,059
ProAssurance Corp.	96,146	5,403,405
Reinsurance Group of America, Inc.	91,718	11,540,876
Torchmark Corp.	49,393	3,643,228
Unum Group	233,564	10,260,467
		70,003,940
Leisure Products — 0.4%
Mattel, Inc.	132,594	3,652,965
Machinery — 3.1%
Cummins, Inc.	61,677	8,429,395
Ingersoll-Rand plc	164,168	12,319,167
ITT, Inc.	57,763	2,227,919
Oshkosh Corp.	29,082	1,878,988
Parker-Hannifin Corp.	39,719	5,560,660
		30,416,129
Metals and Mining — 0.2%
Nucor Corp.	31,261	1,860,655
Multi-Utilities — 2.0%
Ameren Corp.	138,103	7,244,884
Consolidated Edison, Inc.	84,677	6,239,001
NorthWestern Corp.	108,360	6,162,433
		19,646,318
Multiline Retail — 1.0%
Target Corp.	131,435	9,493,550
Oil, Gas and Consumable Fuels — 9.1%
Anadarko Petroleum Corp.	187,030	13,041,602
Cimarex Energy Co.	28,416	3,861,735
Devon Energy Corp.	219,678	10,032,694
EQT Corp.	244,523	15,991,804
Imperial Oil Ltd.	501,242	17,437,913
Noble Energy, Inc.	403,290	15,349,218
Occidental Petroleum Corp.	166,736	11,876,605
Spectra Energy Partners LP	52,087	2,387,668
		89,979,239
Road and Rail — 2.0%
CSX Corp.	249,041	8,948,043
Heartland Express, Inc.	524,923	10,687,432
		19,635,475
Semiconductors and Semiconductor Equipment — 4.9%
Applied Materials, Inc.	499,728	16,126,223
Lam Research Corp.	93,532	9,889,138
Maxim Integrated Products, Inc.	312,727	12,061,881
Teradyne, Inc.	400,583	10,174,808
		48,252,050

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	63,539	10,745,716
CST Brands, Inc.	168,455	8,111,108
		18,856,824
Technology Hardware, Storage and Peripherals — 0.5%
NetApp, Inc.	151,623	5,347,743
Textiles, Apparel and Luxury Goods — 0.5%
Ralph Lauren Corp.	55,238	4,989,096
Thrifts and Mortgage Finance — 1.1%
Capitol Federal Financial, Inc.	641,218	10,554,448
TOTAL COMMON STOCKS (Cost $753,834,861)		948,357,864
EXCHANGE-TRADED FUNDS — 2.9%
iShares Russell Mid-Cap Value ETF (Cost $24,298,724)	359,697	28,930,430
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $10,119,427), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $9,916,110)		9,916,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,153,451	7,153,451
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,069,451)		17,069,451
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $795,203,036)		994,357,745
OTHER ASSETS AND LIABILITIES — (0.5)%		(5,256,285)
TOTAL NET ASSETS — 100.0%		$989,101,460

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	688,226	USD	508,107	Morgan Stanley	3/31/17	5,019
USD	15,803,662	CAD	21,139,295	Morgan Stanley	3/31/17	42,658
USD	9,215,436	EUR	8,837,119	UBS AG	3/31/17	(128,434)
USD	227,714	EUR	217,036	UBS AG	3/31/17	(1,767)
USD	4,834,115	JPY	569,420,121	Credit Suisse AG	3/31/17	(59,159)
USD	227,674	JPY	26,790,415	Credit Suisse AG	3/31/17	(2,547)
						(144,230)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	919,640,392	28,717,472	—
Exchange-Traded Funds	28,930,430	—	—
Temporary Cash Investments	7,153,451	9,916,000	—
	955,724,273	38,633,472	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	47,677	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	191,907	—

3. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$810,586,407
Gross tax appreciation of investments	$190,007,597
Gross tax depreciation of investments	(6,236,259)
Net tax appreciation (depreciation) of investments	$183,771,338

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
December 31, 2016

Small Cap Value - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 0.6%
Hexcel Corp.	167,929	8,638,268
Banks — 17.9%
Bank of the Ozarks, Inc.	670,000	35,235,300
BankUnited, Inc.	815,000	30,717,350
Boston Private Financial Holdings, Inc.	760,619	12,588,245
Capital Bank Financial Corp., Class A	1,012,512	39,741,096
F.N.B. Corp.	1,265,000	20,277,950
FCB Financial Holdings, Inc., Class A(1)	360,553	17,198,378
First Financial Bankshares, Inc.	160,000	7,232,000
First Hawaiian, Inc.	291,826	10,161,381
LegacyTexas Financial Group, Inc.	558,116	24,032,475
PacWest Bancorp	69,148	3,764,417
Prosperity Bancshares, Inc.	135,000	9,690,300
Southside Bancshares, Inc.	128,417	4,837,468
Texas Capital Bancshares, Inc.(1)	296,345	23,233,448
UMB Financial Corp.	275,000	21,208,000
Western Alliance Bancorp(1)	200,000	9,742,000
		269,659,808
Building Products — 3.7%
Apogee Enterprises, Inc.	295,000	15,800,200
Continental Building Products, Inc.(1)	261,772	6,046,933
CSW Industrials, Inc.(1)	620,000	22,847,000
NCI Building Systems, Inc.(1)	485,000	7,590,250
PGT Innovations, Inc.(1)	306,223	3,506,254
		55,790,637
Capital Markets — 1.0%
Ares Management LP	830,000	15,936,000
Chemicals — 3.4%
Chase Corp.	38,431	3,210,910
Innophos Holdings, Inc.	200,000	10,452,000
Innospec, Inc.	266,711	18,269,703
Minerals Technologies, Inc.	245,783	18,986,737
		50,919,350
Commercial Services and Supplies — 3.5%
Brink's Co. (The)	295,000	12,168,750
Deluxe Corp.	98,782	7,073,779
InnerWorkings, Inc.(1)	1,233,570	12,150,665
Interface, Inc.	553,177	10,261,433
Multi-Color Corp.	145,000	11,252,000
		52,906,627
Communications Equipment — 0.9%
NetScout Systems, Inc.(1)	444,518	14,002,317
Construction and Engineering — 1.5%
Dycom Industries, Inc.(1)	120,000	9,634,800

Valmont Industries, Inc.	95,000	13,385,500
		23,020,300
Containers and Packaging — 4.6%
Graphic Packaging Holding Co.	2,830,000	35,318,400
Multi Packaging Solutions International Ltd.(1)	2,355,000	33,582,300
		68,900,700
Diversified Financial Services — 1.6%
Compass Diversified Holdings	1,325,000	23,717,500
Electronic Equipment, Instruments and Components — 3.7%
IPG Photonics Corp.(1)	130,000	12,832,300
OSI Systems, Inc.(1)	250,000	19,030,000
VeriFone Systems, Inc.(1)	1,330,000	23,580,900
		55,443,200
Energy Equipment and Services — 1.4%
Dril-Quip, Inc.(1)	145,000	8,707,250
Mammoth Energy Services, Inc.(1)	494,943	7,523,134
Matrix Service Co.(1)	235,000	5,334,500
		21,564,884
Equity Real Estate Investment Trusts (REITs) — 8.1%
Armada Hoffler Properties, Inc.	475,000	6,920,750
CareTrust REIT, Inc.	496,372	7,604,419
CBL & Associates Properties, Inc.	419,822	4,827,953
Chatham Lodging Trust	212,381	4,364,430
Community Healthcare Trust, Inc.	241,317	5,557,530
DiamondRock Hospitality Co.	382,915	4,415,010
EPR Properties	20,000	1,435,400
Four Corners Property Trust, Inc.	202,503	4,155,362
Kite Realty Group Trust	1,080,000	25,358,400
Lexington Realty Trust	607,507	6,561,076
MedEquities Realty Trust, Inc.	930,000	10,323,000
Medical Properties Trust, Inc.	545,000	6,703,500
Outfront Media, Inc.	120,000	2,984,400
RLJ Lodging Trust	203,274	4,978,180
Sabra Health Care REIT, Inc.	390,188	9,528,391
Summit Hotel Properties, Inc.	490,000	7,854,700
Sunstone Hotel Investors, Inc.	207,442	3,163,490
Urstadt Biddle Properties, Inc., Class A	220,000	5,304,200
		122,040,191
Food Products — 0.2%
Inventure Foods, Inc.(1)	289,621	2,852,767
Health Care Equipment and Supplies — 0.6%
Utah Medical Products, Inc.	126,352	9,192,108
Health Care Providers and Services — 6.0%
AMN Healthcare Services, Inc.(1)	602,109	23,151,091
LifePoint Health, Inc.(1)	355,000	20,164,000
Magellan Health, Inc.(1)	39,513	2,973,353
Owens & Minor, Inc.	335,858	11,852,429
PharMerica Corp.(1)	720,000	18,108,000
Providence Service Corp. (The)(1)	395,076	15,032,642
		91,281,515
Hotels, Restaurants and Leisure — 2.3%
ClubCorp Holdings, Inc.	1,254,526	18,002,448
Peak Resorts, Inc.	340,000	1,887,000

Red Robin Gourmet Burgers, Inc.(1)	250,931	14,152,508
		34,041,956
Household Durables — 0.5%
Cavco Industries, Inc.(1)	25,000	2,496,250
Century Communities, Inc.(1)	246,954	5,186,034
		7,682,284
Industrial Conglomerates — 0.4%
Raven Industries, Inc.	220,000	5,544,000
Insurance — 8.6%
Allied World Assurance Co. Holdings AG	640,000	34,374,400
Atlas Financial Holdings, Inc.(1)	301,284	5,438,176
Endurance Specialty Holdings Ltd.	10,000	924,000
Hanover Insurance Group, Inc. (The)	340,797	31,015,935
Infinity Property & Casualty Corp.	80,000	7,032,000
James River Group Holdings Ltd.	205,000	8,517,750
Kinsale Capital Group, Inc.	222,259	7,559,029
RLI Corp.	190,000	11,994,700
Validus Holdings Ltd.	415,000	22,829,150
		129,685,140
IT Services — 2.7%
CSRA, Inc.	543,299	17,298,640
EVERTEC, Inc.	1,298,959	23,056,522
		40,355,162
Leisure Products — 0.8%
Malibu Boats, Inc.(1)	251,893	4,806,118
MCBC Holdings, Inc.	510,000	7,435,800
		12,241,918
Machinery — 3.7%
Albany International Corp., Class A	75,000	3,472,500
EnPro Industries, Inc.	217,320	14,638,675
Global Brass & Copper Holdings, Inc.	400,000	13,720,000
Graham Corp.	438,214	9,706,440
Harsco Corp.	403,495	5,487,532
Rexnord Corp.(1)	430,000	8,423,700
		55,448,847
Media — 2.9%
Entercom Communications Corp., Class A	50,000	765,000
Entravision Communications Corp., Class A	3,975,000	27,825,000
Gray Television, Inc.(1)	1,035,000	11,229,750
Townsquare Media, Inc.(1)	365,492	3,804,772
		43,624,522
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Blackstone Mortgage Trust, Inc., Class A	153,112	4,604,078
MFA Financial, Inc.	246,954	1,884,259
New Residential Investment Corp.	182,746	2,872,767
Two Harbors Investment Corp.	1,175,501	10,250,369
		19,611,473
Oil, Gas and Consumable Fuels — 3.0%
Aegean Marine Petroleum Network, Inc.	405,005	4,110,801
Ardmore Shipping Corp.	1,101,415	8,150,471
Callon Petroleum Co.(1)	195,000	2,997,150
Contango Oil & Gas Co.(1)	742,480	6,934,763
Earthstone Energy, Inc.(1)	75,000	1,030,500

Euronav NV(1)	326,187	2,593,186
Extraction Oil & Gas, Inc.(1)	405,000	8,116,200
Scorpio Tankers, Inc.	1,508,022	6,831,340
WildHorse Resource Development Corp.(1)	310,000	4,526,000
		45,290,411
Paper and Forest Products — 1.0%
KapStone Paper and Packaging Corp.	655,000	14,442,750
Professional Services — 1.3%
Korn/Ferry International	266,711	7,849,304
On Assignment, Inc.(1)	266,711	11,777,958
		19,627,262
Semiconductors and Semiconductor Equipment — 3.8%
Cypress Semiconductor Corp.	1,570,000	17,960,800
Exar Corp.(1)	2,127,327	22,932,585
Kulicke & Soffa Industries, Inc.(1)	844,583	13,471,099
Semtech Corp.(1)	88,904	2,804,921
		57,169,405
Software — 1.9%
BroadSoft, Inc.(1)	484,722	19,994,783
Mentor Graphics Corp.	245,000	9,038,050
		29,032,833
Specialty Retail — 2.1%
Camping World Holdings, Inc., Class A	380,000	12,384,200
Destination Maternity Corp.	63,674	329,195
MarineMax, Inc.(1)	450,000	8,707,500
Penske Automotive Group, Inc.	205,000	10,627,200
		32,048,095
Technology Hardware, Storage and Peripherals — 0.7%
Cray, Inc.(1)	520,000	10,764,000
Textiles, Apparel and Luxury Goods — 0.2%
Culp, Inc.	95,000	3,529,250
Trading Companies and Distributors — 1.2%
DXP Enterprises, Inc.(1)	235,000	8,163,900
GMS, Inc.(1)	360,000	10,540,800
		18,704,700
TOTAL COMMON STOCKS (Cost $1,187,427,811)		1,464,710,180
CONVERTIBLE PREFERRED STOCKS — 0.5%
Machinery — 0.5%
Rexnord Corp., 5.75%, 11/15/19 (Cost $7,738,255)	155,000	7,595,000
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 5/15/26, valued at $21,726,538), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $21,299,237)		21,299,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,164,251	15,164,251
TOTAL TEMPORARY CASH INVESTMENTS (Cost $36,463,251)		36,463,251
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,231,629,317)		1,508,768,431
OTHER ASSETS AND LIABILITIES†		(453,038)
TOTAL NET ASSETS — 100.0%		$1,508,315,393

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,997,867	EUR	1,915,849	UBS AG	3/31/17	(27,844)
USD	79,113	EUR	75,477	UBS AG	3/31/17	(692)
USD	113,856	EUR	108,517	UBS AG	3/31/17	(883)
						(29,419)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,464,710,180	—	—
Convertible Preferred Stocks	7,595,000	—	—
Temporary Cash Investments	15,164,251	21,299,000	—
	1,487,469,431	21,299,000	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	29,419	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2016 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value

Graham Corp.(1)	$9,305,775	$1,470,973	$2,439,423	$(137,330)	$126,221	(1)
Utah Medical Products, Inc.(1)	11,882,600	117,531	2,879,707	1,439,491	108,941	(1)
	$21,188,375	$1,588,504	$5,319,130	$1,302,161	$235,162

(1) Company was not an affiliate at December 31, 2016.
4. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,271,860,955
Gross tax appreciation of investments	$266,037,607
Gross tax depreciation of investments	(29,130,131)
Net tax appreciation (depreciation) of investments	$236,907,476

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Value Fund
December 31, 2016

Value - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
Aerospace and Defense — 1.2%
Textron, Inc.	408,701	19,846,521
United Technologies Corp.	179,910	19,721,734
		39,568,255
Automobiles — 1.1%
General Motors Co.	702,519	24,475,762
Honda Motor Co. Ltd.	453,600	13,205,728
		37,681,490
Banks — 13.5%
Bank of America Corp.	3,141,580	69,428,918
BB&T Corp.	645,280	30,341,066
BOK Financial Corp.	111,460	9,255,638
Comerica, Inc.	184,445	12,562,549
Commerce Bancshares, Inc.	49,279	2,848,819
Cullen/Frost Bankers, Inc.	103,580	9,138,863
JPMorgan Chase & Co.	1,194,271	103,053,644
M&T Bank Corp.	126,890	19,849,403
PNC Financial Services Group, Inc. (The)	379,103	44,339,887
U.S. Bancorp	1,204,732	61,887,083
Wells Fargo & Co.	1,557,808	85,850,799
		448,556,669
Beverages — 0.3%
PepsiCo, Inc.	98,700	10,326,981
Biotechnology — 0.3%
AbbVie, Inc.	179,270	11,225,887
Building Products — 0.9%
Johnson Controls International plc	743,639	30,630,490
Capital Markets — 3.7%
Franklin Resources, Inc.	280,040	11,083,983
Goldman Sachs Group, Inc. (The)	153,104	36,660,753
Invesco Ltd.	431,800	13,100,812
Northern Trust Corp.	360,557	32,107,601
State Street Corp.	404,865	31,466,108
		124,419,257
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	289,493	16,515,576
Communications Equipment — 1.8%
Cisco Systems, Inc.	1,938,469	58,580,533
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class A(1)	159	38,815,239
Berkshire Hathaway, Inc., Class B(1)	115,620	18,843,748
		57,658,987
Diversified Telecommunication Services — 3.4%
AT&T, Inc.	1,629,250	69,292,003
CenturyLink, Inc.	313,839	7,463,091
Level 3 Communications, Inc.(1)	185,100	10,432,236

Verizon Communications, Inc.	509,260	27,184,299
		114,371,629
Electric Utilities — 2.0%
Edison International	448,843	32,312,207
PG&E Corp.	571,536	34,732,243
		67,044,450
Electrical Equipment — 1.3%
Emerson Electric Co.	567,690	31,648,717
Hubbell, Inc.	85,840	10,017,528
		41,666,245
Electronic Equipment, Instruments and Components — 1.7%
Keysight Technologies, Inc.(1)	670,528	24,521,209
TE Connectivity Ltd.	454,899	31,515,403
		56,036,612
Energy Equipment and Services — 3.5%
Baker Hughes, Inc.	260,349	16,914,875
FMC Technologies, Inc.(1)	302,580	10,750,667
Halliburton Co.	269,403	14,572,008
Helmerich & Payne, Inc.	99,393	7,693,018
National Oilwell Varco, Inc.	323,440	12,109,594
Schlumberger Ltd.	639,380	53,675,951
		115,716,113
Equity Real Estate Investment Trusts (REITs) — 0.7%
CoreCivic, Inc.	392,569	9,602,238
Weyerhaeuser Co.	415,590	12,505,103
		22,107,341
Food and Staples Retailing — 2.3%
CVS Health Corp.	175,440	13,843,970
Sysco Corp.	250,232	13,855,346
Wal-Mart Stores, Inc.	685,621	47,390,124
		75,089,440
Food Products — 2.5%
Conagra Brands, Inc.	503,155	19,899,780
Kellogg Co.	253,566	18,690,350
Mondelez International, Inc., Class A	1,006,226	44,605,999
		83,196,129
Health Care Equipment and Supplies — 4.4%
Abbott Laboratories	755,230	29,008,384
Boston Scientific Corp.(1)	719,125	15,554,674
Medtronic plc	609,210	43,394,028
STERIS plc	219,681	14,804,303
Zimmer Biomet Holdings, Inc.	415,661	42,896,215
		145,657,604
Health Care Providers and Services — 2.9%
Cardinal Health, Inc.	164,050	11,806,678
Cigna Corp.	87,380	11,655,618
Express Scripts Holding Co.(1)	244,369	16,810,144
HCA Holdings, Inc.(1)	68,280	5,054,086
Humana, Inc.	40,860	8,336,666
LifePoint Health, Inc.(1)	591,716	33,609,469

McKesson Corp.	64,110	9,004,249
		96,276,910
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	319,957	16,656,961
Household Products — 2.7%
Procter & Gamble Co. (The)	1,060,814	89,193,241
Industrial Conglomerates — 3.5%
General Electric Co.	3,328,494	105,180,411
Koninklijke Philips NV	413,723	12,610,695
		117,791,106
Insurance — 3.4%
Aflac, Inc.	222,953	15,517,529
Chubb Ltd.	220,653	29,152,674
MetLife, Inc.	538,378	29,013,190
Reinsurance Group of America, Inc.	197,349	24,832,425
Unum Group	307,040	13,488,267
		112,004,085
Leisure Products — 0.4%
Mattel, Inc.	444,482	12,245,479
Machinery — 0.3%
Cummins, Inc.	68,940	9,422,030
Media — 0.4%
Discovery Communications, Inc., Class A(1)	423,163	11,598,898
Metals and Mining — 0.4%
BHP Billiton Ltd.	752,100	13,424,954
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc.	871,718	8,691,028
Multi-Utilities — 0.6%
Ameren Corp.	375,420	19,694,533
Multiline Retail — 0.7%
Target Corp.	333,434	24,083,938
Oil, Gas and Consumable Fuels — 13.8%
Anadarko Petroleum Corp.	417,750	29,129,708
Apache Corp.	111,295	7,063,894
Chevron Corp.	605,447	71,261,112
Cimarex Energy Co.	111,637	15,171,468
ConocoPhillips	628,750	31,525,525
Devon Energy Corp.	498,552	22,768,870
EOG Resources, Inc.	215,920	21,829,512
EQT Corp.	513,978	33,614,161
Exxon Mobil Corp.	673,979	60,833,345
Imperial Oil Ltd.	274,186	9,538,769
Noble Energy, Inc.	974,280	37,081,097
Occidental Petroleum Corp.	701,023	49,933,868
Royal Dutch Shell plc, B Shares	444,190	12,675,323
TOTAL SA	1,105,284	56,422,238
		458,848,890
Pharmaceuticals — 8.6%
Allergan plc(1)	139,070	29,206,091
Johnson & Johnson	678,199	78,135,307
Merck & Co., Inc.	1,181,387	69,548,253
Pfizer, Inc.	2,518,543	81,802,276

Teva Pharmaceutical Industries Ltd. ADR	700,509	25,393,451
		284,085,378
Road and Rail — 1.9%
CSX Corp.	248,952	8,944,845
Heartland Express, Inc.	1,336,671	27,214,622
Norfolk Southern Corp.	107,010	11,564,571
Werner Enterprises, Inc.	571,060	15,390,067
		63,114,105
Semiconductors and Semiconductor Equipment — 3.3%
Applied Materials, Inc.	584,854	18,873,238
Intel Corp.	1,524,127	55,280,086
QUALCOMM, Inc.	415,970	27,121,244
Teradyne, Inc.	384,439	9,764,751
		111,039,319
Software — 2.6%
Dell Technologies, Inc., Class V(1)	163,098	8,965,497
Microsoft Corp.	501,182	31,143,450
Oracle Corp.	1,226,689	47,166,192
		87,275,139
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	178,420	30,174,391
CST Brands, Inc.	732,120	35,251,578
Lowe's Cos., Inc.	212,444	15,109,017
		80,534,986
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc.	98,100	11,361,942
Hewlett Packard Enterprise Co.	451,225	10,441,346
HP, Inc.	451,225	6,696,179
		28,499,467
Textiles, Apparel and Luxury Goods — 1.0%
Coach, Inc.	537,378	18,818,978
Ralph Lauren Corp.	165,610	14,957,895
		33,776,873
TOTAL COMMON STOCKS (Cost $2,427,247,102)		3,234,307,008
TEMPORARY CASH INVESTMENTS — 3.4%
Federal Home Loan Bank Discount Notes, 0.30%, 1/3/17(2)	50,000,000	50,000,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $37,354,701), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $36,618,407)		36,618,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	26,414,457	26,414,457
TOTAL TEMPORARY CASH INVESTMENTS (Cost $113,031,624)		113,032,457
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $2,540,278,726)		3,347,339,465
OTHER ASSETS AND LIABILITIES — (0.8)%		(25,431,514)
TOTAL NET ASSETS — 100.0%		$3,321,907,951

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	451,260	USD	326,902	Credit Suisse AG	3/31/17	(1,928)
USD	10,661,190	AUD	14,553,135	Credit Suisse AG	3/31/17	180,783
USD	7,231,712	CAD	9,673,282	Morgan Stanley	3/31/17	19,520
USD	51,266,684	EUR	49,162,056	UBS AG	3/31/17	(714,495)
USD	9,258,162	GBP	7,457,395	Credit Suisse AG	3/31/17	47,487
USD	272,289	GBP	219,874	Credit Suisse AG	3/31/17	721
USD	10,042,069	JPY	1,182,875,400	Credit Suisse AG	3/31/17	(122,894)
						(590,806)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,116,429,301	117,877,707	—
Temporary Cash Investments	26,414,457	86,618,000	—
	3,142,843,758	204,495,707	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	248,511	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	839,317	—

3. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,635,201,986
Gross tax appreciation of investments	$748,503,329
Gross tax depreciation of investments	(36,365,850)
Net tax appreciation (depreciation) of investments	$712,137,479

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2017